OPERATING SEGMENTS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
NET REVENUE	R$ 34,463	R$ 33,646	R$ 25,228
OPERATING COSTS AND EXPENSES
Post-employment obligations	482	422	367
Materials, outsourced services and others expenses (revenues)	149	94
Construction costs	(3,536)	(2,036)	(1,581)
OPERATING COSTS AND EXPENSES	(6,123)	(4,752)
Finance expenses	1,500	844	2,445
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	4,120	4,699	3,801
Income tax and social contribution tax	(26)	(946)
NET INCOME FOR THE YEAR	4,094	3,753	2,865
Non-controlling interests	2	2	1
Periodic Tariff Revision, net		215	502
Operating segments [member] | Generation Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	2,661	2,921	2,589
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(331)	(795)	(528)
OPERATING COSTS AND EXPENSES
Personnel	(162)	(149)	(170)
‘Employees and managers’ income sharing	(15)	(14)	(16)
Post-employment obligations	(66)	(5)	(42)
Materials, outsourced services and others expenses (revenues)	(395)	(209)	(178)
Depreciation and amortization	(328)	(254)	(205)
Operating provisions and impairment	(18)	(20)	(32)
Construction costs
Total operating costs	(984)	(651)	(643)
OPERATING COSTS AND EXPENSES	(1,315)	(1,446)	(1,171)
Equity in earnings of unconsolidated investees, net	(2)		11
Gains arising from the sale of non-current asset held for sale
Fair value of business combination
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1,344	2,561	1,429
Finance expenses	(150)	(758)	(322)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,194	1,803	1,107
Income tax and social contribution tax	(307)	(409)	(308)
NET INCOME FOR THE YEAR	887	1,394	799
Equity holders of the parent	887	1,394	799
Non-controlling interests
Periodic Tariff Revision, net
Renegotiation of hydrological risk (Law 14,052/20), net		1,032
Equity in earnings of unconsolidated investees, net		54
Periodic Tariff Revision, net
Operating segments [member] | Transmission Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	1,195	1,094	778
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID
OPERATING COSTS AND EXPENSES
Personnel	(135)	(115)	(102)
‘Employees and managers’ income sharing	(11)	(14)	(14)
Post-employment obligations	(42)	3	(38)
Materials, outsourced services and others expenses (revenues)	(96)	(94)	(65)
Depreciation and amortization		(3)	(5)
Operating provisions and impairment	(3)	(12)	7
Construction costs	(291)	(184)	(147)
Total operating costs	(578)	(419)	(364)
OPERATING COSTS AND EXPENSES	(578)	(419)	(364)
Equity in earnings of unconsolidated investees, net	3
Gains arising from the sale of non-current asset held for sale
Fair value of business combination		4	51
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	620	894	967
Finance expenses	(96)	(395)	(152)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	524	499	815
Income tax and social contribution tax	(174)	(78)	(222)
NET INCOME FOR THE YEAR	350	421	593
Equity holders of the parent	350	421	593
Non-controlling interests
Periodic Tariff Revision, net		215
Renegotiation of hydrological risk (Law 14,052/20), net
Equity in earnings of unconsolidated investees, net
Periodic Tariff Revision, net			502
Operating segments [member] | Tranding Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	7,918	6,430	5,382
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(6,880)	(5,735)	(5,027)
OPERATING COSTS AND EXPENSES
Personnel	(12)	(20)	(16)
‘Employees and managers’ income sharing	(6)	(3)	(2)
Post-employment obligations	(10)	(1)	(6)
Materials, outsourced services and others expenses (revenues)	(14)	(14)	(11)
Depreciation and amortization		(1)	(1)
Operating provisions and impairment	(34)	(14)	(1)
Construction costs
Total operating costs	(76)	(53)	(37)
OPERATING COSTS AND EXPENSES	(6,956)	(5,788)	(5,064)
Equity in earnings of unconsolidated investees, net
Gains arising from the sale of non-current asset held for sale
Fair value of business combination
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	962	642	318
Finance expenses	34	15	21
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	996	657	339
Income tax and social contribution tax	(314)	(224)	(81)
NET INCOME FOR THE YEAR	682	433	258
Equity holders of the parent	682	433	258
Non-controlling interests
Periodic Tariff Revision, net
Renegotiation of hydrological risk (Law 14,052/20), net
Equity in earnings of unconsolidated investees, net
Periodic Tariff Revision, net
Operating segments [member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	20,919	22,345	16,512
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(11,938)	(14,853)	(9,960)
OPERATING COSTS AND EXPENSES
Personnel	(913)	(847)	(886)
‘Employees and managers’ income sharing	(40)	(94)	(93)
Post-employment obligations	(421)	19	(297)
Materials, outsourced services and others expenses (revenues)	(1,785)	(1,524)	(1,327)
Depreciation and amortization	(738)	(683)	(668)
Operating provisions and impairment	(398)	(198)	(274)
Construction costs	(3,193)	(1,802)	(1,384)
Total operating costs	(7,488)	(5,129)	(4,929)
OPERATING COSTS AND EXPENSES	(19,426)	(19,982)	(14,889)
Equity in earnings of unconsolidated investees, net
Gains arising from the sale of non-current asset held for sale
Fair value of business combination
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1,493	2,363	1,623
Finance expenses	(1,115)	(7)	22
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	378	2,356	1,645
Income tax and social contribution tax	67	(655)	(430)
NET INCOME FOR THE YEAR	445	1,701	1,215
Equity holders of the parent	445	1,701	1,215
Non-controlling interests
Periodic Tariff Revision, net
Renegotiation of hydrological risk (Law 14,052/20), net
Equity in earnings of unconsolidated investees, net
Periodic Tariff Revision, net
Operating segments [member] | Investees Segments [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	3,697	2,858	1,673
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(2,736)	(2,011)	(1,083)
OPERATING COSTS AND EXPENSES
Personnel	(130)	(109)	(102)
‘Employees and managers’ income sharing	(11)	(9)	(17)
Post-employment obligations	(87)	(32)	(55)
Materials, outsourced services and others expenses (revenues)	(203)	(165)	(110)
Depreciation and amortization	(109)	(108)	(110)
Operating provisions and impairment	(3)	(120)	(123)
Construction costs	(52)	(50)	(50)
Total operating costs	(595)	(593)	(567)
OPERATING COSTS AND EXPENSES	(3,331)	(2,604)	(1,650)
Equity in earnings of unconsolidated investees, net	844		346
Gains arising from the sale of non-current asset held for sale	52	109
Fair value of business combination	5
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1,267	491	369
Finance expenses	(239)	(1,107)	(474)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,028	(616)	(105)
Income tax and social contribution tax	702	420	105
NET INCOME FOR THE YEAR	1,730	(196)
Equity holders of the parent	1,728	(198)	(1)
Non-controlling interests	2	2	1
Periodic Tariff Revision, net
Renegotiation of hydrological risk (Law 14,052/20), net
Equity in earnings of unconsolidated investees, net		128
Periodic Tariff Revision, net
Operating segments [member] | Total Segments [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	36,390	35,648	26,934
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(21,885)	(23,394)	(16,598)
OPERATING COSTS AND EXPENSES
Personnel	(1,352)	(1,240)	(1,276)
‘Employees and managers’ income sharing	(83)	(134)	(142)
Post-employment obligations	(626)	(16)	(438)
Materials, outsourced services and others expenses (revenues)	(2,481)	(2,006)	(1,691)
Depreciation and amortization	(1,182)	(1,049)	(989)
Operating provisions and impairment	(456)	(364)	(423)
Construction costs	(3,536)	(2,036)	(1,581)
Total operating costs	(9,716)	(6,845)	(6,540)
OPERATING COSTS AND EXPENSES	(31,601)	(30,239)	(23,138)
Equity in earnings of unconsolidated investees, net	845		357
Gains arising from the sale of non-current asset held for sale	52	109
Fair value of business combination	5	4	51
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	5,686	6,951	4,706
Finance expenses	(1,566)	(2,252)	(905)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	4,120	4,699	3,801
Income tax and social contribution tax	(26)	(946)	(936)
NET INCOME FOR THE YEAR	4,094	3,753	2,865
Equity holders of the parent	4,092	3,751	2,864
Non-controlling interests	2	2	1
Periodic Tariff Revision, net		215
Renegotiation of hydrological risk (Law 14,052/20), net		1,032
Equity in earnings of unconsolidated investees, net		182
Periodic Tariff Revision, net			502
Operating segments [member] | Intersegment Transactions Segments [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	(1,423)	(1,575)	(1,324)
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	1,423	1,575	1,324
OPERATING COSTS AND EXPENSES
Personnel
‘Employees and managers’ income sharing
Post-employment obligations
Materials, outsourced services and others expenses (revenues)
Depreciation and amortization
Operating provisions and impairment
Construction costs
Total operating costs
OPERATING COSTS AND EXPENSES	1,423	1,575	1,324
Equity in earnings of unconsolidated investees, net
Gains arising from the sale of non-current asset held for sale
Fair value of business combination
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)
Finance expenses
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX
Income tax and social contribution tax
NET INCOME FOR THE YEAR
Equity holders of the parent
Non-controlling interests
Periodic Tariff Revision, net
Renegotiation of hydrological risk (Law 14,052/20), net
Equity in earnings of unconsolidated investees, net
Periodic Tariff Revision, net
Operating segments [member] | Reconciliation Segments [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	(504)	(427)	(382)
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	442	370	332
OPERATING COSTS AND EXPENSES
Personnel
‘Employees and managers’ income sharing
Post-employment obligations
Materials, outsourced services and others expenses (revenues)	62	57	50
Depreciation and amortization
Operating provisions and impairment
Construction costs
Total operating costs	62	57	50
OPERATING COSTS AND EXPENSES	504	427	382
Equity in earnings of unconsolidated investees, net
Gains arising from the sale of non-current asset held for sale
Fair value of business combination
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)
Finance expenses
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX
Income tax and social contribution tax
NET INCOME FOR THE YEAR
Equity holders of the parent
Non-controlling interests
Periodic Tariff Revision, net
Renegotiation of hydrological risk (Law 14,052/20), net
Equity in earnings of unconsolidated investees, net
Periodic Tariff Revision, net
Operating segments [member] | All other segments [member]
IfrsStatementLineItems [Line Items]
NET REVENUE	34,463	33,646	25,228
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(20,020)	(21,449)	(14,942)
OPERATING COSTS AND EXPENSES
Personnel	(1,352)	(1,240)	(1,276)
‘Employees and managers’ income sharing	(83)	(134)	(142)
Post-employment obligations	(626)	(16)	(438)
Materials, outsourced services and others expenses (revenues)	(2,419)	(1,949)	(1,641)
Depreciation and amortization	(1,182)	(1,049)	(989)
Operating provisions and impairment	(456)	(364)	(423)
Construction costs	(3,536)	(2,036)	(1,581)
Total operating costs	(9,655)	(6,788)	(6,490)
OPERATING COSTS AND EXPENSES	(29,675)	(28,237)	(21,432)
Equity in earnings of unconsolidated investees, net	845		357
Gains arising from the sale of non-current asset held for sale	52	109
Fair value of business combination	5	4	51
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	5,686	6,951	4,706
Finance expenses	(1,566)	(2,252)	(905)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	4,120	4,699	3,801
Income tax and social contribution tax	(26)	(946)	(936)
NET INCOME FOR THE YEAR	4,094	3,753	2,865
Equity holders of the parent	4,092	3,751	2,864
Non-controlling interests	R$ 2	2	1
Periodic Tariff Revision, net		215
Renegotiation of hydrological risk (Law 14,052/20), net		1,032
Equity in earnings of unconsolidated investees, net		R$ 182
Periodic Tariff Revision, net			R$ 502